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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2013 through February 28, 2014


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

                   Pioneer Disciplined
                   Value Fund

                  (Formerly Pioneer Fundamental Value Fund.
                   See Note to Shareholders on Page 4 for more information.)

--------------------------------------------------------------------------------
                   Semiannual Report | February 28, 2014
--------------------------------------------------------------------------------

                   Ticker Symbols:

                   Class A     CVFCX
                   Class B     CVFBX
                   Class C     CVCFX
                   Class R     CVRFX
                   Class Y     CVFYX
                   Class Z     CVFZX

                   [LOGO] PIONEER
                          Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         23

Notes to Financial Statements                                                33

Approval of Investment Advisory Agreement                                    42

Trustees, Officers and Service Providers                                     46

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 1

President's Letter

Dear Shareowner,

A few months into 2014, we still foresee U.S. economic growth matching or exceeding 2013 levels, despite some weaker economic data releases early in the year driven in large part by harsh winter weather across much of the continental U.S. While unemployment remains high, employment has been rising steadily. Consumer incomes, savings, wealth, and debt-servicing capacity have been solid buttresses for the recovering housing and auto industries. Industrial activity is growing only moderately, but current corporate profits are generally solid and balance sheets appear able to support needed capital spending and dividend* payouts. Tax hikes, spending restraint and a better economy have meaningfully cut the federal budget deficit. A modestly improving European economy and continuing economic improvement in Japan appear likely to result in improving global growth in 2014, further supporting the U.S. economy. In addition, we feel that continuing slack in labor markets and capacity utilization offer the potential for continuing growth without bottlenecks and rising inflation.

After observing the strengthening economic trends, the Federal Reserve (the Fed) has begun scaling back its QE (quantitative easing) program, but short-term interest rates remain near zero, and while Fed Chair Janet Yellen has hinted that rates may be raised sooner than anticipated, market expectations are still focused on no earlier than 2015.

There are certainly risks and uncertainties still facing the global economy as 2014 moves along. The European economy, while improving, remains weak, the Japanese economy faces a tax hike this spring, and a number of emerging market countries are experiencing difficulties. There are also geopolitical worries abroad, such as Russia's aggressive move against Ukraine, and more potential political fights at home, especially during a mid-term election year. While most of the widely recognized risks we have outlined may already be "priced into" the market, we believe investors should continue to expect market volatility.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

*    Dividends are not guaranteed.

2 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

Pioneer's investment teams have, since 1928, sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which seek to balance potential risks and rewards in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 3

Portfolio Management Discussion | 2/28/14

Note to Shareholders: Effective June 7, 2013, Pioneer Disciplined Value Fund ("the predecessor fund") reorganized with Pioneer Fundamental Value Fund. As a result of the reorganization, Pioneer Fundamental Value Fund was renamed Pioneer Disciplined Value Fund. The investment strategies, performance and financial history, inception date, fiscal year end, and portfolio management team of the combined Fund are that of the predecessor Pioneer Disciplined Value Fund.

In the following interview, John Peckham, CFA, Co-Head of Equity Research, U.S., at Pioneer, and Ashesh (Ace) Savla, senior quantitative research analyst at Pioneer, discusses the market environment for stocks during the six-month period ended February 28, 2014, and the performance of Pioneer Disciplined Value Fund in that environment. Mr. Peckham, along with Mr. Savla, and Brian Popiel, fundamental research analyst at Pioneer, are responsible for the day-to-day management of the Portfolio.

Q How did the Fund perform during the six-month period ended February 28, 2014?

A Pioneer Disciplined Value Fund's Class A shares returned 13.18% at net asset value during the six-month period ended February 28, 2014, while the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), returned 13.46%. During the same six-month period, the average return of the 1,270 mutual funds in Morningstar's Large Value Funds category was 12.87%, and the average return of the 495 mutual funds in Lipper's Large Cap Value Funds category was 13.17%.

Q How would you describe the investment environment in the equity market during the six-month period ended February 28, 2014?

A We would characterize it as a "risk-on" environment, as the market shook off a lot of potential bad news during the period, including the difficult launch, to say the least, of the Affordable Care Act (ACA), the suggestion (and then implementation) by the Federal Reserve (Fed) of a tapering of its quantitative easing (QE) bond-buying program, and several geopolitical factors, most recently Russia's military incursion into Crimea. Despite those risks, the robust investment environment prevailed for most of the six-month period. There was a slight pullback in January, but that was followed by a good recovery in February, the final month of the period.

     Cyclical sectors, like industrials, materials, and consumer discretionary fared well in the "risk-on" environment, while the more defensive sectors, like consumer staples, lagged. One notable exception was health care, a defensive sector that posted very strong performance during the period, even in light of the well-publicized difficulties with the ACA launch.

4 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

Q Which of your investment decisions and/or stock picks contributed the most to the Fund's benchmark-relative performance during the six-month period ended February 28, 2014?

A Our pro-cyclical bias in the portfolio worked out well and aided benchmark-relative returns. The Fund benefited from an overweight to industrials, which was the top-performing sector in the Russell Index, and from underweights to utilities and telecom services, which underperformed most cyclical sectors during the period. An underweight to energy, which was the worst-performing cyclical sector in the Russell Index during the six-month period, also contributed to the Fund's benchmark-relative returns.

     Stock selection in consumer staples, financials, industrials, and materials contributed the most to relative performance during the period. In consumer staples, the two Fund holdings that added the most to relative returns were Coca-Cola Enterprises and CVS/Caremark. Coca-Cola Enterprises has had good year-over-year results in Europe and has been realizing the positive effects of its share buybacks. CVS/Caremark's joint venture with Cardinal Health to distribute generic drugs has provided a nice boost to the stock's performance, and the company also has seen good performance from its drugstore component. In addition, not owning Procter & Gamble, a significant underperformer during the period, aided benchmark-relative returns in the consumer staples area.

     In industrials, airline stock United Continental proved to be the top-performing holding (relative to the Russell Index) in the entire portfolio during the six-month period. United Continental has proved to be a good turnaround story, and airline industry consolidation, overall, has been a positive. Also in industrials, the Fund's position in Ingersoll-Rand made a significant contribution to returns. Ingersoll-Rand has good exposure to the upticks in residential and non-residential construction, and the company also spun-off its security business, a move that was well received by the market.

     In materials, the Fund's position in LyondellBasell was the top contributor to returns from that sector. The company has reported good results driven in large part by low North American natural gas prices. In financials, a lot of inexpensive cyclical stocks outperformed during the period, and the Fund's holdings of Discover Financial, JPMorgan, and Morgan Stanley all contributed to relative returns. In addition, avoiding Berkshire-Hathaway, which underperformed, aided benchmark-relative returns in financials.

     Other top contributors to benchmark-relative returns were Fund positions in Yahoo! (information technology) and Cardinal Health (health care). Yahoo! owns about one-quarter of Chinese firm Alibaba, a group of

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 5

     Internet-based e-commerce businesses, and Alibaba's growth helped to drive Yahoo's! performance during the period. We exited the Fund's position once the stock hit fair value. Cardinal Health's performance has benefited from its joint venture with CVS/Caremark, mentioned earlier.

Q Which of your investment decisions and/or stock picks detracted the most from the Fund's benchmark-relative performance during the six-month period ended February 28, 2014?

A Stock selection in energy was the biggest detractor from benchmark-relative returns during the period, while selection in consumer discretionary and information technology also held back results.

     In energy, exploration-and-production companies fared poorly during the period, and the Fund owned several such stocks, including Marathon Oil, Apache, and ConocoPhillips. In information technology, despite the Fund's success with the Yahoo! investment, mentioned earlier, those positive results were overshadowed by not holding some of the sector's top performers--Micron Technology, in particular. In consumer discretionary, the Fund's position in home improvement company Lowe's detracted from relative returns. We sold the stock before the end of the period.

     Sector allocation decisions did not have a huge negative impact on the Fund's relative returns, though the portfolio's overweight to the financials sector, which was one of the bottom five performers in the Russell Index during the period, was a modest detractor.

Q What is your outlook for the equity market and how have you positioned the Fund's portfolio heading into the second half of the Fund's fiscal year?

A Given the Fed's tapering of QE and the general improvement in the domestic economy over the past year, we are very much aware that interest rates may begin to rise even sooner than expected, so we have positioned the Fund's portfolio in anticipation of higher interest rates.

     We still have a cyclical bias in the portfolio, but have slightly reduced the Fund's allocation to consumer discretionary, as it is getting harder to find cheap stocks in the sector. We have increased the Fund's holdings in materials while remaining underweight to energy. In industrials, the Fund has a sizable allocation to the airline industry. In the defensive sectors, health care seems to be the place to be right now, so we have maintained the Fund's overweight to the sector.

6 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

     At the present time, equities still appear to be good investments, especially compared with fixed-income alternatives. Given the sharp rally in stocks since the beginning of 2013, some have questioned if the market is overvalued, but we are still finding many cheap stocks in key sectors such as financials and materials. In fact, over the past six months, portfolio turnover mainly involved the sales of stock positions that had appreciated, then replacing them with cheaper names. To date, we have not had a problem finding those cheaper alternatives, so the value in the market still appears to be there.

Please refer to the Schedule of Investments on pages 18-22 for a full listing of Fund securities.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities.

Investments in small- and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 7

Portfolio Summary | 2/28/14

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         92.2%
International Common Stocks                                                 5.2%
Depository Receipts for International Stocks                                2.6%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 32.6%
Health Care                                                                18.5%
Industrials                                                                15.1%
Energy                                                                     12.2%
Information Technology                                                      5.9%
Materials                                                                   5.0%
Consumer Staples                                                            4.7%
Consumer Discretionary                                                      4.3%
Utilities                                                                   1.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  Citigroup, Inc.                                                       3.91%
--------------------------------------------------------------------------------
 2.  Bank of America Corp.                                                 3.85
--------------------------------------------------------------------------------
 3.  Occidental Petroleum Corp.                                            3.17
--------------------------------------------------------------------------------
 4.  Merck & Co., Inc.                                                     3.03
--------------------------------------------------------------------------------
 5.  Johnson & Johnson                                                     3.00
--------------------------------------------------------------------------------
 6.  Morgan Stanley                                                        2.98
--------------------------------------------------------------------------------
 7.  Pfizer, Inc.                                                          2.92
--------------------------------------------------------------------------------
 8.  Eaton Corp Plc                                                        2.87
--------------------------------------------------------------------------------
 9.  JPMorgan Chase & Co.                                                  2.75
--------------------------------------------------------------------------------
10.  Ingersoll-Rand Plc                                                    2.72
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

8 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

Prices and Distributions | 2/28/14

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                    2/28/14                          8/31/13
--------------------------------------------------------------------------------
          A                        $19.55                           $19.80
--------------------------------------------------------------------------------
          B                        $19.47                           $19.72
--------------------------------------------------------------------------------
          C                        $19.37                           $19.64
--------------------------------------------------------------------------------
          Y                        $19.21                           $19.49
--------------------------------------------------------------------------------
          R                        $19.60                           $19.85
--------------------------------------------------------------------------------
          Z                        $19.43                           $19.69
--------------------------------------------------------------------------------

Distributions per Share: 9/1/13-2/28/14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Short-Term          Long-Term
         Class         Dividends          Capital Gains       Capital Gains
--------------------------------------------------------------------------------
          A             $0.1004              $0.0657            $2.6405
--------------------------------------------------------------------------------
          B             $0.0035              $0.0657            $2.6405
--------------------------------------------------------------------------------
          C             $0.0268              $0.0657            $2.6405
--------------------------------------------------------------------------------
          R             $0.0683              $0.0657            $2.6405
--------------------------------------------------------------------------------
          Y             $0.1389              $0.0657            $2.6405
--------------------------------------------------------------------------------
          Z             $0.1179              $0.0657            $2.6405
--------------------------------------------------------------------------------

The Russell 1000 Value Index is an unmanaged measure of the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-15.

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 9

Performance Update | 2/28/14                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Disciplined Value Fund at public offering price during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2014)
--------------------------------------------------------------------------------
                           Net Asset            Public Offering
Period                     Value (NAV)          Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                  6.17%               5.41%
5 Years                    19.09                17.67
1 Year                     21.73                14.71
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated November 1, 2013)
--------------------------------------------------------------------------------
                           Gross                Net
--------------------------------------------------------------------------------
                           1.34%                1.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer Disciplined             Russell 1000
                           Value Fund                      Value Index
12/31/2005                 $  9,425                        $ 10,000
2/28/2006                  $  9,781                        $ 10,452
2/28/2007                  $ 11,164                        $ 12,188
2/29/2008                  $ 10,780                        $ 11,224
2/28/2009                  $  6,500                        $  5,909
2/28/2010                  $  9,520                        $  9,248
2/28/2011                  $ 11,190                        $ 11,297
2/29/2012                  $ 11,546                        $ 11,543
2/28/2013                  $ 12,790                        $ 13,578
2/28/2014                  $ 15,568                        $ 16,760

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2015, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

10 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

Performance Update | 2/28/14                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2014)
--------------------------------------------------------------------------------
                           If                   If
Period                     Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                  5.37%                5.37%
5 Years                    18.18                18.18
1 Year                     20.72                16.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated November 1, 2013)
--------------------------------------------------------------------------------
                           Gross                Net
--------------------------------------------------------------------------------
                           2.13%                2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer Disciplined             Russell 1000
                           Value Fund                      Value Index
12/31/2005                 $ 10,000                        $ 10,000
2/28/2006                  $ 10,361                        $ 10,452
2/28/2007                  $ 11,738                        $ 12,188
2/29/2008                  $ 11,250                        $ 11,224
2/28/2009                  $  6,733                        $  5,909
2/28/2010                  $  9,787                        $  9,248
2/28/2011                  $ 11,417                        $ 11,297
2/29/2012                  $ 11,693                        $ 11,543
2/28/2013                  $ 12,857                        $ 13,578
2/28/2014                  $ 15,521                        $ 16,760

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The predecessor fund did not offer Class B shares. Accordingly, the performance of Class B shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, restated to reflect the higher distribution and services fees of Class B shares, but not other differences in expenses.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2015, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 11

Performance Update | 2/28/14                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2014)
--------------------------------------------------------------------------------
                           If                   If
Period                     Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(7/16/08)                   7.31%                7.31%
5 Years                    18.00                18.00
1 Year                     20.65                20.65
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated November 1, 2013)
--------------------------------------------------------------------------------
                           Gross
--------------------------------------------------------------------------------
                           2.02%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer Disciplined             Russell 1000
                           Value Fund                      Value Index
7/31/2008                  $ 10,000                        $ 10,000
2/28/2009                  $  6,408                        $  5,623
2/28/2010                  $  9,297                        $  8,800
2/28/2011                  $ 10,837                        $ 10,750
2/29/2012                  $ 11,055                        $ 10,984
2/28/2013                  $ 12,151                        $ 12,920
2/28/2014                  $ 14,661                        $ 15,948

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class C shares of the Fund is the performance of Class C shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

12 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

Performance Update | 2/28/14                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2014)
--------------------------------------------------------------------------------
                           If                   If
Period                     Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                  5.67%                5.67%
5 Years                    18.55                18.55
1 Year                     21.41                21.41
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated November 1, 2013)
--------------------------------------------------------------------------------
                           Gross                Net
--------------------------------------------------------------------------------
                           1.51%                1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer Disciplined             Russell 1000
                           Value Fund                      Value Index
12/31/2005                 $ 10,000                        $ 10,000
2/28/2006                  $ 10,365                        $ 10,452
2/28/2007                  $ 11,772                        $ 12,188
2/29/2008                  $ 11,311                        $ 11,224
2/28/2009                  $  6,786                        $  5,909
2/28/2010                  $  9,890                        $  9,248
2/28/2011                  $ 11,565                        $ 11,297
2/29/2012                  $ 11,875                        $ 11,543
2/28/2013                  $ 13,089                        $ 13,578
2/28/2014                  $ 15,891                        $ 16,760

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The predecessor fund did not offer Class R shares. Accordingly, the performance of Class R shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, restated to reflect the higher distribution and service fees of Class R shares, but not other differences in expenses.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2015, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 13

Performance Update | 2/28/14                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2014)
--------------------------------------------------------------------------------
                           If                   If
Period                     Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                  6.40%                6.40%
5 Years                    19.46                19.46
1 Year                     22.03                22.03
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated November 1, 2013)
--------------------------------------------------------------------------------
                           Gross                Net
--------------------------------------------------------------------------------
                           0.97%                0.85%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                           Pioneer Disciplined             Russell 1000
                           Value Fund                      Value Index
12/31/2005                 $ 5,000,000                     $ 5,000,000
2/28/2006                  $ 5,186,869                     $ 5,225,895
2/28/2007                  $ 5,920,149                     $ 6,093,933
2/29/2008                  $ 5,716,690                     $ 5,611,884
2/28/2009                  $ 3,454,369                     $ 2,954,584
2/28/2010                  $ 5,076,952                     $ 4,623,823
2/28/2011                  $ 5,985,656                     $ 5,648,632
2/29/2012                  $ 6,192,328                     $ 5,771,558
2/28/2013                  $ 6,886,421                     $ 6,788,883
2/28/2014                  $ 8,403,773                     $ 8,380,026

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class Y shares of the Fund is the performance of Class Y shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses. Performance shown for periods prior to the inception of Class Y shares of the predecessor fund on July 31, 2008, is the net asset value performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class Y shares, the performance of Class Y shares of the predecessor fund prior to their inception on July 31, 2008, would have been higher than the performance shown.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2015, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

Performance Update | 2/28/14                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class Z shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2014)
--------------------------------------------------------------------------------
                           If                   If
Period                     Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)                  6.20%                6.20%
5 Years                    19.13                19.13
1 Year                     21.97                21.97
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated November 1, 2013)
--------------------------------------------------------------------------------
                           Gross                Net
--------------------------------------------------------------------------------
                           1.39%                0.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer Disciplined             Russell 1000
                           Value Fund                      Value Index
12/31/2005                 $ 10,000                        $ 10,000
2/28/2006                  $ 10,374                        $ 10,452
2/28/2007                  $ 11,840                        $ 12,188
2/29/2008                  $ 11,433                        $ 11,224
2/28/2009                  $  6,894                        $  5,909
2/28/2010                  $ 10,097                        $  9,248
2/28/2011                  $ 11,868                        $ 11,297
2/29/2012                  $ 12,245                        $ 11,543
2/28/2013                  $ 13,565                        $ 13,578
2/28/2014                  $ 16,545                        $ 16,760

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The predecessor fund did not offer Class Z shares. Accordingly, the performance of Class Z shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2015, for Class Z shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)   Divide your account value by $1,000
      Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value Fund

Based on actual returns from September 1, 2013, through February 28, 2014.

----------------------------------------------------------------------------------------
Share Class                 A           B         C          R          Y          Z
----------------------------------------------------------------------------------------
Beginning Account       $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 9/1/13
----------------------------------------------------------------------------------------
Ending Account          $1,131.80  $1,127.00  $1,127.80  $1,130.60  $1,133.60  $1,133.00
Value (after expenses)
on 2/28/14
----------------------------------------------------------------------------------------
Expenses Paid           $    6.34  $   10.76  $   10.08  $    7.40  $    4.29  $    4.76
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.04%, 1.91%, 1.40%, 0.81%, and 0.90% for Class A, Class B, Class C, Class R, Class Y, and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2013, through February 28, 2014.

----------------------------------------------------------------------------------------
Share Class                 A          B          C          R          Y          Z
----------------------------------------------------------------------------------------
Beginning Account       $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 9/1/13
----------------------------------------------------------------------------------------
Ending Account          $1,018.84  $1,014.68  $1,015.32  $1,017.85  $1,020.78  $1,020.33
Value (after expenses)
on 2/28/14
----------------------------------------------------------------------------------------
Expenses Paid           $    6.01  $   10.19  $    9.54  $    7.00  $    4.06  $    4.51
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.04%, 1.91%, 1.40%, 0.81%, and 0.90% for Class A, Class B, Class C, Class R, Class Y, and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 17

Schedule of Investments | 2/28/14 (unaudited)

--------------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------------
                 COMMON STOCKS -- 99.4%
                 ENERGY -- 12.2%
                 Oil & Gas Equipment & Services -- 1.7%
     358,433     Halliburton Co.                                        $   20,430,681
--------------------------------------------------------------------------------------
                 Integrated Oil & Gas -- 4.2%
     150,913     Hess Corp.                                             $   12,077,567
     392,818     Occidental Petroleum Corp.                                 37,914,793
                                                                        --------------
                                                                        $  49,2992,360
--------------------------------------------------------------------------------------
                 Oil & Gas Exploration & Production -- 6.3%
     375,382     Apache Corp.                                           $   29,764,039
     355,147     ConocoPhillips                                             23,617,276
     680,943     Marathon Oil Corp.                                         22,811,590
                                                                        --------------
                                                                        $   76,192,905
                                                                        --------------
                 Total Energy                                           $  146,615,946
--------------------------------------------------------------------------------------
                 MATERIALS -- 5.0%
                 Commodity Chemicals -- 2.5%
     341,930     LyondellBasell Industries NV                           $   30,117,194
--------------------------------------------------------------------------------------
                 Diversified Metals & Mining -- 2.5%
     528,773     Rio Tinto Plc (A.D.R.)                                 $   30,298,693
                                                                        --------------
                 Total Materials                                        $   60,415,887
--------------------------------------------------------------------------------------
                 CAPITAL GOODS -- 9.3%
                 Aerospace & Defense -- 2.4%
     302,392     Honeywell International, Inc.                          $   28,557,900
--------------------------------------------------------------------------------------
                 Electrical Components & Equipment -- 2.8%
     459,325     Eaton Corp. Plc                                        $   34,316,171
--------------------------------------------------------------------------------------
                 Construction & Farm Machinery & Heavy Trucks -- 1.4%
     112,273     Cummins, Inc.                                          $   16,382,876
--------------------------------------------------------------------------------------
                 Industrial Machinery -- 2.7%
     531,716     Ingersoll-Rand Plc                                     $   32,509,116
                                                                        --------------
                 Total Capital Goods                                    $  111,766,063
--------------------------------------------------------------------------------------
                 TRANSPORTATION -- 5.8%
                 Airlines -- 4.6%
     808,884     American Airlines Group, Inc.                          $   29,872,086
     571,767     United Continental Holdings, Inc.*                         25,706,644
                                                                        --------------
                                                                        $   55,578,730
--------------------------------------------------------------------------------------
                 Railroads -- 1.2%
      76,463     Union Pacific Corp.                                    $   13,792,396
                                                                        --------------
                 Total Transportation                                   $   69,371,126
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

--------------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------------
                 AUTOMOBILES & COMPONENTS -- 1.9%
                 Automobile Manufacturers -- 1.9%
   1,463,993     Ford Motor Co.                                         $   22,530,852
                                                                        --------------
                 Total Automobiles & Components                         $   22,530,852
--------------------------------------------------------------------------------------
                 RETAILING -- 2.5%
                 Department Stores -- 1.4%
     282,054     Macy's, Inc.                                           $   16,319,644
--------------------------------------------------------------------------------------
                 Home Improvement Retail -- 1.1%
     259,980     Lowe's Companies, Inc.                                 $   13,006,799
                                                                        --------------
                 Total Retailing                                        $   29,326,443
--------------------------------------------------------------------------------------
                 FOOD & STAPLES RETAILING -- 2.6%
                 Drug Retail -- 2.6%
     432,649     CVS Caremark Corp.                                     $   31,643,948
                                                                        --------------
                 Total Food & Staples Retailing                         $   31,643,948
--------------------------------------------------------------------------------------
                 FOOD, BEVERAGE & TOBACCO -- 2.1%
                 Soft Drinks -- 2.1%
     543,053     Coca-Cola Enterprises, Inc.                            $   25,566,935
                                                                        --------------
                 Total Food, Beverage & Tobacco                         $   25,566,935
--------------------------------------------------------------------------------------
                 HEALTH CARE EQUIPMENT & SERVICES -- 9.5%
                 Health Care Equipment -- 2.1%
     414,249     Medtronic, Inc.                                        $   24,548,396
--------------------------------------------------------------------------------------
                 Health Care Distributors -- 2.1%
     349,180     Cardinal Health, Inc.                                  $   24,976,845
--------------------------------------------------------------------------------------
                 Health Care Services -- 1.9%
     309,345     Express Scripts Holding Co.*                           $   23,296,772
--------------------------------------------------------------------------------------
                 Managed Health Care -- 3.4%
     362,705     Aetna, Inc.                                            $   26,372,281
     130,230     Humana, Inc.                                               14,645,666
                                                                        --------------
                                                                        $   41,017,947
                                                                        --------------
                 Total Health Care Equipment & Services                 $  113,839,960
--------------------------------------------------------------------------------------
                 PHARMACEUTICALS, BIOTECHNOLOGY &
                 LIFE SCIENCES -- 8.9%
                 Pharmaceuticals -- 8.9%
     389,639     Johnson & Johnson                                      $   35,893,545
     635,303     Merck & Co., Inc.                                          36,205,918
   1,087,505     Pfizer, Inc.                                               34,919,786
                                                                        --------------
                                                                        $  107,019,249
                                                                        --------------
                 Total Pharmaceuticals, Biotechnology & Life Sciences   $  107,019,249
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 19

--------------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------------
                 BANKS -- 7.9%
                 Regional Banks -- 7.9%
     364,574     BB&T Corp.                                             $   13,780,897
   1,899,648     KeyCorp                                                    25,018,364
   2,467,692     Regions Financial Corp.                                    26,256,243
     357,807     The PNC Financial Services Group, Inc.                     29,261,456
                                                                        --------------
                                                                        $   94,316,960
                                                                        --------------
                 Total Banks                                            $   94,316,960
--------------------------------------------------------------------------------------
                 DIVERSIFIED FINANCIALS -- 18.5%
                 Other Diversified Financial Services -- 12.1%
   2,779,987     Bank of America Corp.                                  $   45,953,185
     961,127     Citigroup, Inc.                                            46,739,609
     565,930     ING US, Inc.                                               20,299,909
     578,514     JPMorgan Chase & Co.                                       32,871,165
                                                                        --------------
                                                                        $  145,863,868
--------------------------------------------------------------------------------------
                 Specialized Finance -- 1.3%
     401,474     The NASDAQ OMX Group, Inc.                             $   15,412,587
--------------------------------------------------------------------------------------
                 Consumer Finance -- 2.1%
     442,765     Discover Financial Services, Inc.                      $   25,405,856
--------------------------------------------------------------------------------------
                 Investment Banking & Brokerage -- 3.0%
   1,157,713     Morgan Stanley Co.                                     $   35,657,560
                                                                        --------------
                 Total Diversified Financials                           $  222,339,871
--------------------------------------------------------------------------------------
                 INSURANCE -- 6.1%
                 Life & Health Insurance -- 2.7%
     383,279     Lincoln National Corp.                                 $   19,213,776
     392,763     Unum Group                                                 13,660,297
                                                                        --------------
                                                                        $   32,874,073
--------------------------------------------------------------------------------------
                 Multi-line Insurance -- 1.6%
     556,780     The Hartford Financial Services Group, Inc.            $   19,593,088
--------------------------------------------------------------------------------------
                 Property & Casualty Insurance -- 1.8%
     385,207     The Allstate Corp.                                     $   20,901,332
                                                                        --------------
                 Total Insurance                                        $   73,368,493
--------------------------------------------------------------------------------------
                 TECHNOLOGY HARDWARE & EQUIPMENT -- 4.9%
                 Computer Hardware -- 2.4%
      55,860     Apple, Inc.                                            $   29,395,766
--------------------------------------------------------------------------------------
                 Computer Storage & Peripherals -- 1.2%
     527,833     EMC Corp.                                              $   13,918,956
--------------------------------------------------------------------------------------
                 Office Electronics -- 1.3%
   1,411,333     Xerox Corp.                                            $   15,510,550
                                                                        --------------
                 Total Technology Hardware & Equipment                  $   58,825,272
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

--------------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.1%
                 Semiconductors -- 1.1%
     250,000     Analog Devices, Inc.                                   $   12,705,000
                                                                        --------------
                 Total Semiconductors & Semiconductor Equipment         $   12,705,000
--------------------------------------------------------------------------------------
                 UTILITIES -- 1.1%
                 Electric Utilities -- 1.1%
     148,009     NextEra Energy, Inc.*                                  $   13,526,543
                                                                        --------------
                 Total Utilities                                        $   13,526,543
--------------------------------------------------------------------------------------
                 TOTAL COMMON STOCKS
                 (Cost $1,007,498,767)                                  $1,193,178,548
--------------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 99.4%
                 (Cost $1,007,498,767) (a)                              $1,193,178,548
--------------------------------------------------------------------------------------
                 OTHER ASSETS & LIABILITIES -- 0.6%                     $    7,433,643
--------------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                             $1,200,612,191
======================================================================================

*         Non-income producing security.

(A.D.R.)  American Depositary Receipts.

(a) At February 28, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,011,890,979 was as follows:

           Aggregate gross unrealized appreciation for all investments in which
            there is an excess of value over tax cost                               $189,873,283

           Aggregate gross unrealized depreciation for all investments in which
            there is an excess of tax cost over value                                 (8,585,714)
                                                                                    ------------
           Net unrealized appreciation                                              $181,287,569
                                                                                    ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2014 aggregated $541,166,540 and $800,940,396, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)
               See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3. See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 21

The following is a summary of the inputs used as of February 28, 2014, in valuing the Fund's assets:

------------------------------------------------------------------------------------
                          Level 1             Level 2      Level 3   Total
------------------------------------------------------------------------------------
Common Stocks             $1,193,178,548      $    --      $    --   $1,193,178,548
------------------------------------------------------------------------------------
Total                     $1,193,178,548      $    --      $    --   $1,193,178,548
====================================================================================

During the six months ended February 28, 2014, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

22 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

Statement of Assets and Liabilities | 2/28/14 (unaudited)

ASSETS:
  Investment in securities, at value (cost $1,007,498,767)                                      $1,193,178,548
  Cash                                                                                               8,565,397
  Receivables --
     Investment securities sold                                                                     14,342,047
     Fund shares sold                                                                                  860,619
     Dividends                                                                                       2,536,383
     Due from Pioneer Investment Management, Inc.                                                       28,631
  Prepaid expenses                                                                                      71,531
---------------------------------------------------------------------------------------------------------------
         Total assets                                                                           $1,219,583,156
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
     Investment securities purchased                                                            $   14,391,492
     Fund shares repurchased                                                                         3,874,187
  Due to affiliates                                                                                    583,942
  Accrued expenses                                                                                     121,344
---------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                      $   18,970,965
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                                               $  941,906,231
  Undistributed net investment income                                                                  681,573
  Accumulated net realized gain on investments                                                      72,344,606
  Net unrealized appreciation on investments                                                       185,679,781
---------------------------------------------------------------------------------------------------------------
         Total net assets                                                                       $1,200,612,191
===============================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $622,151,206/31,827,653 shares)                                             $        19.55
  Class B (based on $27,705,969/1,423,180 shares)                                               $        19.47
  Class C (based on $218,674,177/11,291,852 shares)                                             $        19.37
  Class R (based on $21,480,824/1,118,480 shares)                                               $        19.21
  Class Y (based on $307,407,553/15,681,726 shares)                                             $        19.60
  Class Z (based on $3,192,462/164,274 shares)                                                  $        19.43
MAXIMUM OFFERING PRICE:
  Class A ($19.55 (divided by) 94.25%)                                                          $        20.74
===============================================================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 23

Statement of Operations (unaudited)

For the Six Months Ended 2/28/14

INVESTMENT INCOME:
  Dividends                                                                 $12,518,542
  Interest                                                                          787
---------------------------------------------------------------------------------------------------------------
         Total investment income                                                                  $ 12,519,329
---------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                           $ 4,042,673
  Transfer agent fees
     Class A                                                                    203,104
     Class B                                                                     19,813
     Class C                                                                     42,930
     Class R                                                                      6,026
     Class Y                                                                     38,784
     Class Z                                                                      2,089
  Distribution fees
     Class A                                                                    824,809
     Class B                                                                    148,975
     Class C                                                                  1,101,851
     Class R                                                                     55,075
  Shareholder communication expense                                           1,048,022
  Administrative reimbursements                                                 204,169
  Custodian fees                                                                  9,974
  Registration fees                                                              51,215
  Professional fees                                                              63,580
  Printing expense                                                               32,306
  Fees and expenses of nonaffiliated Trustees                                    20,851
  Miscellaneous                                                                  12,037
---------------------------------------------------------------------------------------------------------------
     Total expenses                                                                               $  7,928,283
     Less fees waived and expenses reimbursed
         by Pioneer Investment Management, Inc.                                                        (38,422)
---------------------------------------------------------------------------------------------------------------
  Net expenses                                                                                    $  7,889,861
---------------------------------------------------------------------------------------------------------------
         Net investment income                                                                    $  4,629,468
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                                                $121,905,768
---------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                                            $ 32,355,128
---------------------------------------------------------------------------------------------------------------
  Net gain on investments                                                                         $154,260,896
---------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                            $158,890,364
===============================================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------------------
                                                                          Six Months
                                                                          Ended
                                                                          2/28/14               Year Ended
                                                                          (unaudited)           8/31/13
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                     $    4,629,468        $    2,940,429
Net realized gain on investments                                             121,905,768           110,680,517
Change in net unrealized appreciation (depreciation)
  on investments                                                              32,355,128          (127,884,909)
---------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                $  158,890,364        $  (14,263,963)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.10 and $0.32* per share, respectively)                  $   (3,408,115)       $      (46,903)
      Class B ($0.00(1) and $0.00 per share, respectively)                        (5,439)                   --
      Class C ($0.03 and $0.11* per share, respectively)                        (315,814)               (4,850)
      Class R ($0.07 and $0.00 per share, respectively)                          (78,309)                   --
      Class Y ($0.14 and $0.40* per share, respectively)                      (2,322,449)             (881,566)
      Class Z ($0.12 and $0.00 per share, respectively)                          (23,280)                   --
Net realized gain:
      Class A ($2.71 and $0.87* per share, respectively)                     (85,133,862)             (147,718)
      Class B ($2.71 and $0.00 per share, respectively)                       (3,871,428)                   --
      Class C ($2.71 and $0.86* per share, respectively)                     (28,612,979)              (42,068)
      Class R ($2.71 and $0.00 per share, respectively)                       (2,764,514)                 --
      Class Y ($2.71 and $0.85* per share, respectively)                     (42,491,844)           (1,908,041)
      Class Z ($2.71 and $0.00 per share, respectively)                         (490,717)                   --
---------------------------------------------------------------------------------------------------------------
           Total distributions to shareowners                             $ (169,518,750)       $   (3,031,146)
===============================================================================================================
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                          $   61,893,759        $   38,473,634
Shares issued in reorganization                                                       --         1,458,178,358
Reinvestment of distributions                                                146,414,221               241,645
Cost of shares repurchased                                                  (296,690,129)         (224,290,223)
---------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
          Fund share transactions                                         $  (88,382,149)       $1,272,603,414
---------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                               $  (99,010,535)       $1,255,308,305
NET ASSETS:
Beginning of period                                                        1,299,622,726            44,314,421
---------------------------------------------------------------------------------------------------------------
End of period                                                             $1,200,612,191        $1,299,622,726
---------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                       $      681,573        $    2,205,511
===============================================================================================================

(1)  Amount round to less than $0.01 per share.

* Historical per share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratios used for the reorganization of the Fund (formerly known as Pioneer Fundamental Value Fund) with Pioneer Disciplined Value Fund.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 25

Statements of Changes in Net Assets (continued)(1)

---------------------------------------------------------------------------------------------------------------
                                               '14 Shares      '14 Amount
                                               (unaudited)     (unaudited)        '13 Shares     '13 Amount
---------------------------------------------------------------------------------------------------------------
Class A*
Shares sold                                     1,544,636      $  30,782,430       1,143,531     $  22,970,662
Shares issued in reorganization                        --                 --      37,992,998       764,864,326
Reinvestment of distributions                   4,460,123         86,009,930           9,908           190,434
Less shares repurchased                        (8,387,654)      (166,467,562)     (5,050,921)     (102,128,090)
---------------------------------------------------------------------------------------------------------------
      Net increase                             (2,382,895)     $ (49,675,202)     34,095,516     $ 685,897,332
===============================================================================================================
Class B
Shares sold                                        21,171      $     407,801           1,822     $      37,204
Shares issued in reorganization                        --                 --       1,695,126        34,055,435
Reinvestment of distributions                     179,586          3,439,124              --                --
Less shares repurchased                          (325,148)        (6,428,856)       (149,377)       (3,023,066)
---------------------------------------------------------------------------------------------------------------
      Net increase                               (124,391)     $  (2,581,931)      1,547,571     $  31,069,573
===============================================================================================================
Class C*
Shares sold                                       618,887      $  11,984,255         163,434     $   3,265,893
Shares issued in reorganization                        --                 --      11,375,131       227,553,144
Reinvestment of distributions                   1,162,505         22,159,496           2,450            47,022
Less shares repurchased                        (1,401,721)       (27,438,588)       (663,319)      (13,313,095)
---------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                     379,671      $   6,705,163      10,877,696     $ 217,552,964
===============================================================================================================
Class R
Shares sold                                       147,433      $   2,867,541          56,277     $   1,124,288
Shares issued in reorganization                        --                 --       1,281,684        25,400,093
Reinvestment of distributions                     140,056          2,650,365              --                --
Less shares repurchased                          (385,957)        (7,685,669)       (121,013)       (2,412,252)
---------------------------------------------------------------------------------------------------------------
      Net increase                                (98,468)     $  (2,167,763)      1,216,948     $  24,112,129
===============================================================================================================
Class Y*
Shares sold                                       789,636      $  15,639,801         548,075     $  10,969,514
Shares issued in reorganization                        --                 --      19,796,357       399,112,240
Reinvestment of distributions                   1,634,915         31,641,559             210             4,189
Less shares repurchased                        (4,254,939)       (85,173,778)     (5,124,417)     (102,092,184)
---------------------------------------------------------------------------------------------------------------
      Net decrease                             (1,830,388)     $ (37,892,418)     15,220,225     $ 307,993,759
===============================================================================================================
Class Z
Shares sold                                        10,652      $     211,931           5,277     $     106,073
Shares issued in reorganization                        --                 --         359,707         7,193,120
Reinvestment of distributions                      26,794            513,747              --                --
Less shares repurchased                          (173,329)        (3,495,676)        (64,827)       (1,321,536)
---------------------------------------------------------------------------------------------------------------
      Net increase                               (135,883)     $  (2,769,998)        300,157     $   5,977,657
===============================================================================================================

(1) As a result of the reorganization, financial reporting for Class B, Class R and Class Z shares commenced on June 7, 2013. See Notes to Financial Statements -- Note 1.

* Historical share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratios used for the reorganization of the Fund (formerly known as Pioneer Fundamental Value Fund) with Pioneer Disciplined Value Fund.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended        Year        Year        Year        Year        Year
                                                            2/28/14      Ended       Ended       Ended       Ended       Ended
                                                            (unaudited)  8/31/13 (a) 8/31/12 (a) 8/31/11 (a) 8/31/10 (a) 8/31/09 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                        $  19.80     $  18.10    $ 17.00     $ 16.57     $ 17.07     $ 20.01
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                    $   0.08     $   0.33    $  0.23     $  0.15     $  0.13     $  0.19
   Net realized and unrealized gain (loss) on investments       2.48         2.56       2.08        2.08        0.25       (2.90)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from investment
   operations                                               $   2.56     $   2.89    $  2.31     $  2.23     $  0.38     $ (2.71)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                    $  (0.10)    $  (0.32)   $ (0.19)    $ (0.15)    $ (0.15)    $ (0.23)
   Net realized gain                                           (2.71)       (0.87)     (1.02)      (1.65)      (0.73)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         $  (2.81)    $  (1.19)   $ (1.21)    $ (1.80)    $ (0.88)    $ (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  (0.25)    $   1.70    $  1.10     $  0.43     $ (0.50)    $ (2.94)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  19.55     $  19.80    $ 18.10     $ 17.00     $ 16.57     $ 17.07
====================================================================================================================================
Total return*                                                  13.18%       16.26%     14.81%      13.69%       1.98%     (13.34)%
Ratio of net expenses to average net assets                     1.20%**      1.24%      1.25%       1.25%       1.25%       1.25%
Ratio of net investment income (loss) to average net assets     0.78%**      0.81%      1.23%       0.95%       0.78%       1.34%
Portfolio turnover rate                                           86%**        70%        94%         91%        112%        114%
Net assets, end of period (in thousands)                    $622,151     $677,504    $ 2,084     $ 1,358     $   892     $   526
Ratios with no waiver of fees and assumption of expenses
   by the Adviser:
   Total expenses                                               1.20%**      1.34%      1.71%       1.68%       1.76%      13.37%
   Net investment income (loss)                                 0.78%**      0.71%      0.77%       0.52%       0.27%     (10.78)%
====================================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the Predecessor Fund with those of the Fund. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 27

-------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended
                                                              2/28/14         6/7/13 (a)
                                                              (unaudited)     to 8/31/13
-------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                          $ 19.72         $  20.10
-------------------------------------------------------------------------------------------
Increase from investment operations:
  Net investment income                                       $  0.00(b)      $   0.00(b)
  Net realized and unrealized gain on investments                2.46            (0.38)
-------------------------------------------------------------------------------------------
Net increase in net assets from investment operations         $  2.46         $  (0.38)
-------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                       $ (0.00)(b)     $     --
  Net realized gain                                             (2.71)              --
-------------------------------------------------------------------------------------------
Total distributions                                           $ (2.71)        $     --
-------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.25)        $  (0.38)
-------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 19.47         $  19.72
===========================================================================================
Total return*                                                   12.70%           (1.89)%
Ratio of net expenses to average net assets                      2.04%**          2.10%**
Ratio of net investment loss to average net assets              (0.06)%**        (0.13)%**
Portfolio turnover rate                                            86%**            70%**
Net assets, end of period (in thousands)                      $27,706         $ 30,523
Ratios with no waiver of fees and assumption
  of expenses by the Adviser:
  Total expenses                                                 2.04%**          2.13%**
  Net investment loss                                           (0.06)%**        (0.16)%**
===========================================================================================

(a) Financial reporting for Class B shares commenced on June 7, 2013. See Notes to Financial Statements -- Note 1.

(b)  Amount rounds to less than $0.01 per share.

* Assumes initial investment at net asset value at redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended        Year        Year        Year        Year        Year
                                                            2/28/14      Ended       Ended       Ended       Ended       Ended
                                                            (unaudited)  8/31/13 (a) 8/31/12 (a) 8/31/11 (a) 8/31/10 (a) 8/31/09 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                        $  19.64     $  17.91    $ 16.84     $ 16.43     $ 16.98     $ 19.83
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                             $   0.00(b)  $   0.08    $  0.06     $ (0.02)    $ (0.04)    $  0.06
   Net realized and unrealized gain (loss) on investments       2.47         2.62       2.04        2.06        0.25       (2.87)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from investment
   operations                                               $   2.47     $   2.70    $  2.10     $  2.04     $  0.21     $ (2.81)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                    $  (0.03)    $  (0.11)   $ (0.02)      (0.00)(b) $ (0.04)    $ (0.04)
   Net realized gain                                           (2.71)       (0.86)     (1.01)      (1.63)      (0.72)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         $  (2.74)    $  (0.97)   $ (1.03)    $ (1.63)    $ (0.76)    $ (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  (0.27)    $   1.73    $  1.07     $  0.41     $ (0.55)    $ (2.85)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  19.37     $  19.64    $ 17.91     $ 16.84     $ 16.43     $ 16.98
====================================================================================================================================
Total return*                                                  12.78%       15.32%     13.62%      12.65%       1.07%     (14.10)%
Ratio of net expenses to average net assets                     1.91%**      2.02%      2.15%       2.15%       2.15%       1.99%
Ratio of net investment income (loss) to average net assets     0.07%**      0.04%      0.35%       0.05%      (0.12)%      0.59%
Portfolio turnover rate                                           86%**        70%        94%         91%        112%        114%
Net assets, end of period (in thousands)                    $218,674     $214,331    $   618     $   673     $   482     $   265
Ratios with no waiver of fees and assumption of expenses
   by the Adviser:
   Total expenses                                               1.91%**      2.02%      2.34%       2.41%       2.40%      13.76%
   Net investment income (loss)                                 0.07%**      0.04%      0.16%      (0.21)%     (0.37)%    (11.18)%
====================================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the Predecessor Fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b)  Amount rounds to less than $0.01 per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 29

--------------------------------------------------------------------------------------------------------
                                                                         Six Months
                                                                         Ended
                                                                         2/28/14             6/7/13 (a)
                                                                         (unaudited)         to 8/31/13
--------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                     $ 19.49             $  19.83
--------------------------------------------------------------------------------------------------------
Increase from investment operations:
  Net investment income                                                  $  0.06             $   0.03
  Net realized and unrealized gain (loss) on investments                    2.44                (0.37)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  investment operations                                                  $  2.50             $  (0.34)
--------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                                  $ (0.07)            $     --
  Net realized gain                                                        (2.71)                  --
--------------------------------------------------------------------------------------------------------
Total distributions                                                      $ (2.78)            $     --
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ (0.28)            $  (0.34)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 19.21             $  19.49
========================================================================================================
Total return*                                                              13.06%               (1.72)%
Ratio of net expenses to average net assets                                 1.40%**              1.40%**
Ratio of net investment income to average net assets                        0.58%**              0.57%**
Portfolio turnover rate                                                       86%**                70%**
Net assets, end of period (in thousands)                                 $21,481             $ 23,718
Ratios with no waiver of fees and assumption
  of expenses by the Adviser:
  Total expenses                                                            1.65%**              1.51%**
  Net investment income                                                     0.34%**              0.46%**
========================================================================================================

(a) Financial reporting for Class R shares commenced on June 7, 2013. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended        Year        Year        Year        Year        Year
                                                            2/28/14      Ended       Ended       Ended       Ended       Ended
                                                            (unaudited)  8/31/13 (a) 8/31/12 (a) 8/31/11 (a) 8/31/10 (a) 8/31/09 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $  19.85     $  18.18    $ 17.05     $ 16.57     $ 17.01     $ 19.79
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                    $   0.12     $   0.41    $  0.27     $  0.21     $  0.19     $  0.12
   Net realized and unrealized gain (loss) on investments       2.48         2.51       2.10        2.10        0.23       (2.76)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from investment
   operations                                               $   2.60     $   2.92    $  2.37     $  2.31     $  0.42     $ (2.64)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                    $  (0.14)    $  (0.40)   $ (0.23)    $ (0.21)    $ (0.14)    $ (0.14)
   Net realized gain                                           (2.71)       (0.85)     (1.01)      (1.62)      (0.72)         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         $  (2.85)    $  (1.25)   $ (1.24)    $ (1.83)    $ (0.86)    $ (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  (0.25)    $   1.67    $  1.13     $  0.48     $ (0.44)    $ (2.78)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  19.60     $  19.85    $ 18.18     $ 17.05     $ 16.57     $ 17.01
====================================================================================================================================
Total return*                                                  13.36%       16.63%     15.20%      14.11%       2.26%     (13.22)%
Ratio of net expenses to average net assets                     0.81%**      0.85%      0.90%       0.90%       0.90%       0.90%
Ratio of net investment income to average net assets            1.16%**      1.29%      1.59%       1.30%       1.14%       1.41%
Portfolio turnover rate                                           86%**        70%        94%         91%        112%        114%
Net assets, end of period (in thousands)                    $307,408     $347,635    $41,613     $45,691     $29,306     $23,037
Ratios with no waiver of fees and assumption of expenses
   by the Adviser:
   Total expenses                                               0.81%**      0.97%      1.03%       1.02%       1.22%       1.88%
   Net investment income (loss)                                 1.16%**      1.16%      1.46%       1.19%       0.82%       0.43%
====================================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the Predecessor Fund with those of the Fund. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 31

--------------------------------------------------------------------------------------------------------
                                                                        Six Months
                                                                        Ended
                                                                        2/28/14              6/7/13 (a)
                                                                        (unaudited)          to 8/31/13
--------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                                    $ 19.69              $  20.01
--------------------------------------------------------------------------------------------------------
Increase from investment operations:
  Net investment income                                                 $  0.15              $   0.07
  Net realized and unrealized gain on investments                          2.42                 (0.39)
--------------------------------------------------------------------------------------------------------
Net increase in net assets from investment operations                   $  2.57              $  (0.32)
--------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                                 $ (0.12)             $     --
  Net realized gain                                                       (2.71)                   --
--------------------------------------------------------------------------------------------------------
Total distributions                                                     $ (2.83)             $     --
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $ (0.26)             $  (0.32)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 19.43              $  19.69
========================================================================================================
Total return*                                                             13.30%                (1.60)%
Ratio of net expenses to average net assets                                0.90%**               0.90%**
Ratio of net investment income to average net assets                       1.14%**               1.05%**
Portfolio turnover rate                                                      86%**                 70%**
Net assets, end of period (in thousands)                                $ 3,192              $  5,911
Ratios with no waiver of fees and assumption
  of expenses by the Adviser:
  Total expenses                                                           1.44%**               1.39%**
  Net investment income                                                    0.60%**               0.56%**
========================================================================================================

(a) Financial reporting for Class Z shares commenced on June 7, 2013. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

Notes to Financial Statements | 2/28/14 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Disciplined Value Fund (the Fund) is a series of Pioneer Series Trust III, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund (the "predecessor fund"), a series of Pioneer Series Trust V, on June 7, 2013. The predecessor fund was the accounting survivor of the reorganization. Accordingly, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The financial highlights and shareholder activity, as reflected in the statement of changes in net assets, have been adjusted to reflect the conversion rations used for the reorganization of the Fund with the predecessor fund. Prior to the reorganization, the Fund was named Pioneer Fundamental Value Fund. The Fund's investment objective is to seek long-term capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. The predecessor fund did not offer Class B, Class R or Class Z shares. Accordingly, financial reporting for Class B, Class R and Class Z shares commenced on June 7, 2013 and no financial information has been presented for prior periods. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 33 and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Shares of money market mutual funds are valued at such funds' net asset value.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     At February 28, 2014, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services).

34 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of February 28, 2014, the Fund did not accrue any interest or penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three fiscal years remain subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions during the year ended August 31, 2013 were as follows:

--------------------------------------------------------------------------------
                                                                            2013
--------------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                  $  933,319
     Long-term capital gain                                            2,097,827
--------------------------------------------------------------------------------
        Total                                                         $3,031,146
================================================================================

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 35

     The following shows the components of distributable earnings on a federal income tax-basis at August 31, 2013:

--------------------------------------------------------------------------------
                                                                            2013
--------------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                  $  2,095,497
     Undistributed long-term capital gain                            129,600,550
     Capital loss carryforward                                       (11,294,142)
     Net unrealized appreciation                                     148,932,441
--------------------------------------------------------------------------------
        Total                                                       $269,334,346
================================================================================

     Due to a different tax survivor and different tax year ends, the tax amounts include those related to Fund's tax year ended June 30, 2013 as well as its short tax year ended August 31, 2013.

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on other holdings.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $17,292 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2014.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

36 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

E.   Risks

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate equal to 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $2 billion of the Fund's average daily net assets, 0.55% of the next $4.5 billion of the Fund's average daily net assets and 0.525% of the Fund's average daily net assets over $7.5 billion. Prior to June 7, 2013, the Fund paid an annual fee equal to 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion of the Fund's average daily net assets, 0.60% of the next $1 billion of the Fund's average daily net assets, 0.55% of the next $4.5 billion of the Fund's average daily net assets, and 0.525% of the Fund's average daily net assets over $7.5 billion. Prior to June 7, 2013, the predecessor fund paid a management fee equal to 0.65% of the predecessor fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion of the predecessor fund's average daily net assets and 0.55% of the predecessor fund's average daily net assets over $5 billion. For the six months ended February 28, 2014, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.64% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.20%, 2.10%, 2.10%, 1.40%, 0.85% and 0.90% of the average daily net assets attributable to Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively. Fees waived and expenses reimbursed during the six months ended February 28, 2014 are reflected on the Statement of Operations. These expense limitations are in effect through January 1, 2015. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $54,364 in management fees, administrative costs and certain other reimbursements payable to PIM at February 28, 2014.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 37

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2014, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications
--------------------------------------------------------------------------------
Class A                                                               $  628,592
Class B                                                                   29,934
Class C                                                                  185,453
Class R                                                                   43,187
Class Y                                                                  147,715
Class Z                                                                   13,141
--------------------------------------------------------------------------------
   Total                                                              $1,048,022
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $492,599 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at February 28, 2014.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $36,979 in distribution fees payable to PFD at February 28, 2014.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain

38 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2014, CDSCs in the amount of $10,118 were paid to PFD.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until February 12, 2014 was in the amount of $215 million. As of February 12, 2014, the facility is in the amount of $240 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% (0.85% as of February 12, 2014) on an annualized basis, or the alternate base rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the federal funds rate on the borrowing date and (c) 2% plus the overnight eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in the credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended February 28, 2014, the Fund had no borrowings under the credit facility.

6. Reorganization Information

On June 7, 2013 ("Closing Date"), the Predecessor Fund was reorganized with the Fund. The purpose of this transaction was to combine two funds (managed by PIM) with similar investment objectives and strategies.

This tax-free reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareowners holding Class A, C and Y shares of the Predecessor Fund received Class A, C and Y shares

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 39 of the Fund, respectively, in the reorganization. The Predecessor Fund did not offer Class B, Class R or Class Z shares. Financial reporting for Class B, Class R and Class Z shares commenced on June 7, 2013. The investment portfolio of the Predecessor Fund, with an aggregate value of $50,070,555 and an identified cost of $40,253,651 at June 7, 2013, was the principal asset acquired by the Fund.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at net asset value, however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax reporting purposes.

The Fund was the legal survivor of the reorganization. The Predecessor Fund was the accounting survivor of the reorganization. Accordingly, the Predecessor Fund's performance and financial history became the performance and financial history of the Fund. Prior to the reorganization, the Fund was named Pioneer Fundamental Value Fund.

The following charts show the details of the reorganization as of the Closing
Date:

-------------------------------------------------------------------------------------------
                      Pioneer Fundamental     Pioneer Disciplined      Pioneer Disciplined
                      Value Fund              Value Fund               Value Fund
                      (Pre-Reorganization)    (Pre-Reorganization)     (Pre-Reorganization)
-------------------------------------------------------------------------------------------
Net Assets

Class A               $   764,864,326         $ 3,770,407              $   768,634,733
Class B                    34,055,436                  --                   34,055,436
Class C                   227,553,144           1,114,387                  228,667,531
Class R                    25,400,093                  --                   25,400,093
Class Y                   399,112,240          45,499,772                  444,612,012
Class Z                     7,193,120                  --                    7,193,120
-------------------------------------------------------------------------------------------
Total Net Assets      $ 1,458,178,359         $50,384,566              $ 1,508,562,925
-------------------------------------------------------------------------------------------

Shares Outstanding

Class A                   37,992,998              187,303*                  38,180,301
Class B                    1,695,126                   --                    1,695,126
Class C                   11,375,131               55,719*                  11,430,850
Class R                    1,281,684                   --                    1,281,684
Class Y                   19,796,357            2,256,944*                  22,053,301
Class Z                      359,707                   --                      359,707

40 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

-------------------------------------------------------------------------------------------
                            Pre-conversion         Conversion          Post-conversion
                            Shares                 Ratio*              Shares
-------------------------------------------------------------------------------------------
Class A                            390,457             0.4797                  187,303
Class C                            114,961             0.4847                   55,719
Class Y                          4,641,814             0.4862                2,256,944

* Shares amount have been adjusted to reflect conversion ratios utilized to align the net asset values of the Predecessor Fund with those of the Fund.

-------------------------------------------------------------------------------------------
                                                                      Shares
                                                Exchange              Issued In
                                                Ratio                 Reorganization**
-------------------------------------------------------------------------------------------
Class A                                         1.0000                      37,992,998
Class B                                         1.0000                       1,695,126
Class C                                         1.0000                      11,375,131
Class R                                         1.0000                       1,281,684
Class Y                                         1.0000                      19,796,357
Class Z                                         1.0000                         359,707

** Reflects shares issued by the predecessor fund, the accounting survivor as shown on the Statement of Changes.

-------------------------------------------------------------------------------------------
                                                      Unrealized           Accumulated
                                                      Appreciation         Gain (loss)
                                                      on Closing Date      on Closing Date
-------------------------------------------------------------------------------------------
Fund                                                     $275,137,514           $6,693,976
Predecessor Fund                                            9,816,904                5,073

Assuming the Reorganization had been completed on September 1, 2012, the beginning of the Fund's current fiscal period, the pro forma results of operations for the fiscal year ended August 31, 2013, are as follows:

Net Investment income (loss)                                                 $  36,192,855
Net realized and unrealized gains (losses)                                     693,749,029
-------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                $729,941,884
===========================================================================================

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Fund that have been included in the Statements of Operations since the Reorganization was consummated.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 41

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Disciplined Value Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2013 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2013, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2013 and September 2013. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, and November, 2013 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at regularly scheduled meetings.

At a meeting held on November 12, 2013, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in

42 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees review the Fund's performance on a regular basis, based on analysis and data prepared by PIM for this purpose and discuss performance issues with PIM on an ongoing basis. For purposes of their contract renewal deliberations, the Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one, three and five year periods ended June 30, 2013. The Trustees noted the discussions held throughout the year regarding the Fund's performance and confirmed that those discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. The Trustees considered reasons for the underperformance of the Fund relative to its peer group and the steps recently taken in an effort to improve the performance of the Fund. The Trustees agreed that they would continue to closely monitor the Fund's performance.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 43

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2013 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2013 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period, and in the third quintile relative to its Morningstar category for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from

44 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a fund-by-fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 45

Trustees, Officers and Service Providers

Trustees                               Officers
Thomas J. Perna, Chairman              Daniel K. Kingsbury, President*
David R. Bock                          Mark D. Goodwin, Executive
Benjamin M. Friedman                     Vice President
Margaret B.W. Graham                   Mark E. Bradley, Treasurer**
Daniel K. Kingsbury                    Christopher J. Kelley, Secretary
Marc O. Mayer
Marguerite A. Piret
Kenneth J. Taubes
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*    Chief Executive Officer of the Fund.

**   Chief Financial and Accounting Officer of the Fund.

46 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

                           This page for your notes.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 47

                           This page for your notes.

48 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

                           This page for your notes.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 49

                           This page for your notes.

50     Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

                           This page for your notes.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14 51

                           This page for your notes.

52 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/14

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109

us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2014 Pioneer Investments 19126-08-0414

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Not applicable.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Not applicable.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Not applicable.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date April 29, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date April 29, 2014


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date April 29, 2014

* Print the name and title of each signing officer under his or her signature.